UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street
Suite 700

Boston, MA 02110

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2019

Date of reporting period: 02/28/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

	Shares	Value

Common Stocks - 88.47%

Aerospace & Defense - 6.26%
# Harris Corp.	5,000	$824,650
Raytheon Co.	5,250	979,125
		1,803,775
Banks - 8.89%
Citizens Financial Group, Inc.	7,150	264,121
First Republic Bank/CA	5,100	535,398
JPMorgan Chase & Co.	8,000	834,880
* SVB Financial Group	3,750	926,850
		2,561,249
Biotechnology - 2.72%
* Illumina, Inc.	2,500	781,925

Commercial Services - 6.92%
Cintas Corp.	3,000	619,800
* Paypal Holdings, Inc.	10,000	980,700
* Worldpay, Inc. - Class A	4,100	392,780
		1,993,280
Computers - 1.29%
Accenture PLC - Class A	2,300	371,174

Diversified Financial Services - 7.22%
BlackRock, Inc.	1,100	487,542
CME Group, Inc.	3,800	691,258
Mastercard, Inc. - Class A	4,000	899,080
		2,077,880
Healthcare - Products - 7.79%
Becton Dickinson and Co.	3,300	821,007
* Edwards Lifesciences Corp.	3,800	643,302
Thermo Fisher Scientific, Inc.	3,000	778,710
		2,243,019
Healthcare - Services - 1.80%
Quest Diagnostics, Inc.	6,000	519,300

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

		Shares	Value

	Common Stocks - 88.47% (continued)

	Internet - 6.77%
*	Alphabet, Inc. - Class A	550	$619,602
*	Alphabet, Inc. - Class C	92	103,033
*	Amazon.com, Inc.	550	901,906
	GrubHub, Inc.	4,000	326,320
			1,950,861
	Media - 1.96%
	Walt Disney Co./The	5,000	564,200

	Mining - 2.87%
	Wheaton Precious Metals Corp.	38,000	826,880

	Office & Business Equipment - 2.79%
* #	Zebra Technologies Corp.	4,000	802,040

	Oil & Gas - 2.99%
	Exxon Mobil Corp.	3,300	260,799
	Pioneer Natural Resources Co.	4,250	599,038
			859,837
	Pharmaceuticals - 5.04%
	CVS Health Corp.	12,000	693,960
	Eli Lilly & Co.	6,000	757,740
			1,451,700
	Pipelines - 3.26%
	Kinder Morgan, Inc./DE	49,000	938,840

	Private Equity - 2.17%
	Apollo Global Management LLC	9,500	278,350
	Blackstone Group LP	10,400	347,256
			625,606
	Retail - 5.50%
	Lowe's Cos., Inc.	6,500	683,085
	Ross Stores, Inc.	9,500	900,885
			1,583,970
	Semiconductors - 2.11%
	Microchip Technology, Inc.	7,000	608,090

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

	Shares	Value

Common Stocks - 88.47% (continued)

Software - 6.81%
Microsoft Corp.	8,000	$896,240
* salesforce.com, Inc.	6,500	1,063,725
		1,959,965
Telecommunications - 1.38%
Verizon Communications, Inc.	7,000	398,440

Transportation - 1.93%
Golar LNG Ltd.	27,000	557,280

Total Common Stocks (Cost $20,927,975)		25,479,311

Investment Companies - 8.89%
** First American Treasury Obligations Fund - Class X, 2.32%	2,561,081	$2,561,081

Total Investment Companies (Cost $2,561,081)		2,561,081

Total Investments (Cost $23,489,056) - 97.36%		28,040,392
Options Written (Proceeds $6,809) - (0.02%)		(5,285)
Other Assets in Excess of Liabilities, net - 2.66%		765,379
Net Assets - 100.00%		$28,800,486

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at February 28, 2019 which is subject to change and resets daily.
#	All or a portion of the security is segregated as collateral for options written.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Industry	% of Net Assets	Value

Aerospace & Defense	6.26%	$1,803,775
Banks	8.89%	2,561,249
Biotechnology	2.72%	781,925
Commercial Services	6.92%	1,993,280
Computers	1.29%	371,174
Diversified Financial Services	7.22%	2,077,880
Healthcare - Products	7.79%	2,243,019
Healthcare - Services	1.80%	519,300
Internet	6.77%	1,950,861
Investment Companies	8.89%	2,561,081
Media	1.96%	564,200
Mining	2.87%	826,880
Office & Business Equipment	2.79%	802,040
Oil & Gas	2.99%	859,837
Pharmaceuticals	5.04%	1,451,700
Pipelines	3.26%	938,840
Private Equity	2.17%	625,606
Retail	5.50%	1,583,970
Semiconductors	2.11%	608,090
Software	6.81%	1,959,965
Telecommunications	1.38%	398,440
Transportation	1.93%	557,280
Total	97.36%	$28,040,392

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Options Written - (0.02)%

Call Options Written - (0.02)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Harris Corp.	15	$255,000	$170.00	3/15/2019	$825
Zebra Technologies Corp.	10	$200,000	$200.00	3/15/2019	4,460
Total Call Options Written (Proceeds $6,809)					5,285

Total Options Written (Proceeds $6,809)					$5,285

[1] Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

	Shares	Value

Common Stocks - 80.94%

Banks - 6.62%
Bryn Mawr Bank Corp.	10,000	$407,600
* Seacoast Banking Corp. of Florida	18,000	522,360
		929,960
Chemicals - 3.01%
Stepan Co.	4,500	423,450

Commercial Services - 4.10%
* AMN Healthcare Services, Inc.	7,500	375,075
EVERTEC, Inc.	7,000	200,340
		575,415
Computers - 13.24%
3D Systems Corp.	9,750	137,670
*# ExlService Holdings, Inc.	6,500	399,100
*# Mercury Systems, Inc.	10,000	635,200
Varonis Systems, Inc.	5,000	284,800
* Virtusa Corp.	8,000	403,760
		1,860,530
Distribution & Wholesale - 6.23%
# H&E Equipment Services, Inc.	18,000	518,220
* ScanSource, Inc.	9,500	356,725
		874,945
Electronics - 2.47%
* OSI Systems, Inc.	4,000	347,400

Energy - Alternate Sources - 4.30%
*# TPI Composites, Inc.	20,000	604,200

Engineering & Construction - 3.65%
Granite Construction, Inc.	11,000	512,160

Healthcare - Products - 3.17%
* Merit Medical Systems, Inc.	8,000	445,840

Healthcare - Services - 3.15%
Encompass Health Corp.	7,000	441,980

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

	Shares	Value

Common Stocks - 80.94% (continued)

Insurance - 2.69%
Kingstone Cos., Inc.	22,500	$378,225

Machinery - 6.15%
Applied Industrial Technologies, Inc.	5,000	290,700
* Chart Industries, Inc.	6,500	573,820
		864,520
Oil & Gas - 5.15%
* Callon Petroleum Co.	38,500	294,525
* Penn Virginia Corp	8,000	429,280
		723,805
Real Estate - 3.41%
McGrath RentCorp	8,000	478,720

Retail - 2.88%
Cracker Barrel Old Country Store, Inc.	2,500	404,975

Semiconductors - 1.95%
KLA-Tencor Corp.	2,375	274,289

Telecommunications - 5.99%
* Iridium Communications, Inc.	39,500	840,955

Transportation - 2.78%
Landstar System, Inc.	3,600	391,248

Total Common Stocks (Cost $9,129,026)		11,372,617

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

	Shares	Value

Exchange-Traded Funds - 5.73%

Equity Funds - 5.73%
Invesco S&P SmallCap Health Care ETF	4,100	$497,248
VanEck Vectors Junior Gold Miners ETF	9,500	307,895

Total Exchange-Traded Funds (Cost $826,418)		805,143

Investment Companies - 10.82%
** First American Treasury Obligations Fund - Class X, 2.32%	1,520,718	$1,520,718

Total Investment Companies (Cost $1,520,718)		1,520,718

Total Investments (Cost $11,476,162) - 97.49%		$13,698,478
Options Written (Proceeds $19,834) - (0.10%)		(14,250)
Other Assets in Excess of Liabilities, net - 2.61%		366,318
Net Assets - 100.00%		$14,050,546

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at February 28, 2019 which is subject to change and resets daily.
#	All or a portion of the security is segregated as collateral for options written.

The following abbreviation is used in this portfolio:

ETF - Exchange-Traded Fund

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Industry	% of Net Assets	Value

Banks	6.62%	$929,960
Chemicals	3.01%	423,450
Commercial Services	4.10%	575,415
Computers	13.24%	1,860,530
Distribution & Wholesale	6.23%	874,945
Electronics	2.47%	347,400
Energy - Alternate Sources	4.30%	604,200
Engineering & Construction	3.65%	512,160
Exchange-Traded Funds	5.73%	805,143
Healthcare - Products	3.17%	445,840
Healthcare - Services	3.15%	441,980
Insurance	2.69%	378,225
Investment Companies	10.82%	1,520,718
Machinery	6.15%	864,520
Oil & Gas	5.15%	723,805
Real Estate	3.41%	478,720
Retail	2.88%	404,975
Semiconductors	1.95%	274,289
Telecommunications	5.99%	840,955
Transportation	2.78%	391,248
Total	97.49%	$13,698,478

See Notes to Financial Statements.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Options Written - (0.10)%

Call Options Written - (0.10)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

ExlService Holdings, Inc.	20	$130,000	$65.00	3/15/2019	$700
H&E Equipment Services, Inc.	80	$240,000	$30.00	3/15/2019	4,400
Mercury Systems, Inc.	60	$390,000	$65.00	3/15/2019	6,900
TPI Composites, Inc.	90	$315,000	$35.00	3/15/2019	2,250
Total Call Options Written (Proceeds $19,834)					14,250

Total Options Written (Proceeds $19,834)					$14,250

[1] Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

See Notes to Financial Statements.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2019 (Unaudited)

Organization

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund, formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively the Funds and individually the All-Cap Fund and the Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are generally carried at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Investment companies are valued at net asset value. Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2019 (Unaudited)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 28, 2019:

All-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$25,479,311	$—	$25,479,311
Investment Companies		2,561,081	2,561,081
Total Assets	$25,479,311	$2,561,081	$28,040,392

All-Cap Fund Liabilities: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$5,285	$—	$5,285
Totals	$5,285	$—	$5,285

Small-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,372,617	$—	$11,372,617
Exchange-Traded Funds (b)	805,143	—	805,143
Investment Companies	—	1,520,718	1,520,718
Totals	$12,177,760	$1,520,718	$13,698,478

Small-Cap Fund Liabilities Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$14,250	$—	$14,250
Totals	$14,250	$—	$14,250

(a)	As of and during the three month period ended February 28, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks and exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification and exchange-traded funds by investment type, please refer to the Schedules of Investments.

There were no transfers between levels as of February 28, 2019, from the valuation input levels used on November 30, 2018. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2019 (Unaudited)

Written Options

The All-Cap Fund and Small-Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Purchased Options

The Funds may purchase call options. As holders of a call option, the Funds have the right to purchase the underlying security at the exercise price at any time during the option period. The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Funds may also purchase call options on relevant stock indices. Call options may also be purchased by the Funds for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Funds to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Funds may also purchase call options on underlying securities it owns to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Funds’ current return. For example, where the Funds have written a call option on an underlying security having a current market value below the price at which such security was purchased by the Funds, an increase in the market price could result in the exercise of the call option written by the Funds and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2019 (Unaudited)

A call option will be recorded as an asset in the Funds’ statements of assets and liabilities, with its initial value set as the premium paid by the Funds when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Funds’ net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Derivatives Transactions

As of February 28, 2019, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

All Cap Fund: Liabilities:	Location	Equity Contracts	Total
Call options written	Options written, at value	$5,285	$5,285
		$5,285	$5,285

Small Cap Fund: Liabilities:	Location	Equity Contracts	Total
Call options written	Options written, at value	$14,250	$14,250
		$14,250	$14,250

There were no purchased call options held by the Funds at February 28, 2019.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the three month period ended February 28, 2019, are recorded in the following locations in the Statement of Operations:

All Cap Fund: Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Call options written	Net change in unrealized appreciation on options written	$1,524	$1,524
		$1,524	$1,524

Capital Management Funds

Notes to Schedules of Investments	February 28, 2019 (Unaudited)

Small Cap Fund: Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Call options written	Net change in unrealized appreciation on options written	$5,809	$5,809
		$5,809	$5,809

All Cap Fund: Net realized gain/(loss) on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$(67,752)	$(67,752)
		$(67,752)	$(67,752)

Small Cap Fund: Net realized gain/(loss) on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$4,610	$4,610
		$4,610	$4,610

There were no call options purchased by the Funds during the three month period ended February 28, 2019. The total notional amount of call options written by the All-Cap Fund and Small Cap Fund during the three month period ended February 28, 2019 were $3,205,000 and $1,360,000, respectively. The amounts realized and changes in unrealized appreciation/depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2019 are noted below.

		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
All-Cap Fund	$23,462,495	$5,134,091	$(561,479)	$4,572,612
Small-Cap Fund	11,456,328	2,602,538	(374,638)	2,227,900

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)        A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 29, 2019